Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - ZAR (R) R in Thousands	3 Months Ended
	May 31, 2024	May 31, 2023
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income [Abstract]
Profit for the period	R 225,283	R 161,947
Items that may be reclassified to profit or loss in future periods:
Exchange differences on translating foreign operations	(53,133)	90,918
Other comprehensive income for the period	(53,133)	90,918
Total comprehensive income for the period net of income tax	172,150	252,865
Total comprehensive income attributable to:
Owners of the parent	169,481	245,693
Non-controlling interest	2,669	7,172
Total comprehensive income	R 172,150	R 252,865